Loans and asset quality - Credit Risk Indicators Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of exposure to investment grade securities	95.00%
Percentage of financial institution exposure secured	74.00%
Percent of financial institution exposure expiring within one year	89.00%
Loans	$ 56,469,000,000	$ 54,953,000,000
Federal funds sold and securities purchased under resale agreements, allowance for credit losses	$ 0
Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio at origination (percent)	62.00%
Percentage of past due mortgages (less than)	1.00%
Wealth management loans and mortgages | California
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)	22.00%
Wealth management loans and mortgages | New York
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)	17.00%
Wealth management loans and mortgages | Massachusetts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)	10.00%
Wealth management loans and mortgages | Florida
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)	8.00%
Wealth management loans and mortgages | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)	43.00%
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 389,000,000	494,000,000
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Overdraft repayment period	2 days
Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 15,400,000,000	13,400,000,000
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	44,553,000,000	42,548,000,000
Domestic | Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	16,211,000,000	16,050,000,000
Domestic | Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	389,000,000	494,000,000
Purchased mortgages	68,000,000
Domestic | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	651,000,000	524,000,000
Domestic | Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 13,141,000,000	$ 11,907,000,000
Domestic | Margin loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Required daily collateral margin (in excess of)	100.00%
Equal to or greater than 60 days past due | Domestic | Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of past due mortgages (less than)	19.00%
Overdrafts | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 2,683,000,000